DIVIDEND (Details Narrative)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Dividend
Dividend payables	$ 706,000	$ 5,500,000	$ 706,000	$ 5,500,000